DISCONTINUED OPERATIONS - Schedule of Assets and Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011
Assets:
Prepaid expenses - current portion			$ 20,000
Deposits in real estate under contract	82,145
Deposit			3,500
Real estate held for sale	1,035,570
Assets of discontinued operations	1,117,715		23,500
Liabilities:
Accounts payables and accrued expenses	30,664	30,664
Liabilities of discontinued operations	$ 30,664	$ 30,664